Subsequent Significant Events (Narrative) (Details) (EUR €) In Thousands, except Share data, unless otherwise specified	1 Months Ended
	Jan. 31, 2013	Jan. 18, 2013	Jan. 16, 2013
Proceeds from Issuance of Warrants	€ 53,130
Warrants exercised			408,691
Issuance of ADRs		408,691